PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, equipment and software, net
Depreciation and amortization of property, equipment and software	¥ 61,464,000	$ 8,400	¥ 86,866,000	¥ 91,381,000
Gain (loss) on disposal of property, equipment and software	(7,300,000)	(1,006)	50,000	8,839,000
Impairment loss of equipment	6,500,000	900	161,002,000	176,874,000
Cost of revenues
Property, equipment and software, net
Depreciation and amortization charges	19,900,000	2,700	69,400,000	45,400,000
General and administrative expense
Property, equipment and software, net
Depreciation and amortization charges	¥ 41,600,000	$ 5,700	¥ 17,500,000	¥ 46,000,000